Revenues (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Total revenues	$ 990	$ 2,850
Consumables [Member]
Statement Line Items [Line Items]
Total revenues	265	222
Printing services [Member]
Statement Line Items [Line Items]
Total revenues	52
Sales of printers [Member]
Statement Line Items [Line Items]
Total revenues	673	2,577
Total [Member]
Statement Line Items [Line Items]
Total revenues	990	2,799
Printers rental [Member]
Statement Line Items [Line Items]
Total revenues		$ 51